Consolidated statements of income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Healthcare services	€ 13,097,267	€ 13,471,363	€ 14,166,796
Healthcare products	4,413,625	4,250,522	4,059,681
Insurance contracts	2,116,710	1,614,024	1,227,140
Revenue	19,627,602	19,335,909	19,453,617
Costs of revenue:
Healthcare services	10,134,231	10,555,770	10,993,302
Healthcare products	2,399,741	2,419,939	2,349,766
Insurance contracts	2,064,701	1,603,548	1,185,544
Costs of revenue	14,598,673	14,579,257	14,528,612
Operating (income) expenses:
Selling, general and administrative	3,032,728	3,142,819	3,196,336
Research and development	157,975	183,493	231,970
Income from equity method investees	(181,368)	(134,875)	(121,785)
Other operating income	(528,099)	(760,118)	(515,247)
Other operating expense	720,657	932,938	764,293
Operating income	1,827,036	1,392,395	1,369,438
Other (income) expense:
Interest income	(69,611)	(71,575)	(88,217)
Interest expense	384,409	407,044	424,640
Income before income taxes	1,512,238	1,056,926	1,033,015
Income tax expense	320,971	316,056	300,557
Net income	1,191,267	740,870	732,458
Net income attributable to noncontrolling interests	212,900	202,957	233,461
Net income attributable to shareholders of FME AG	€ 978,367	€ 537,913	€ 498,997
Basic earnings per share	€ 3.36	€ 1.83	€ 1.7
Diluted earnings per share	€ 3.36	€ 1.83	€ 1.7